Other Financial Assets And Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ (23)	$ 137	$ (54)
Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Other comprehensive income that will be reclassified to profit or loss, net of tax	$ 15	$ 17